Borrowings - Summary Of Disclosure Of Actual Covenant Ratios (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Actual Covenant Ratios [Line Items]
EBITDA margin	5.63%	12.92%	3.77%	25.84%
EBITDA	€ 7.0	€ 8.0	€ 3.6	€ 15.3
Interest coverage	21.7	13.57	17.78	16.2